SHARE-BASED AWARDS - Summary of RSU activity (Details) - RSU - $ / shares	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Number of RSUs
Unvested at the beginning			14,070,000	564,000
Granted	2,160,000	2,160,000	8,592,000	13,901,000
Forfeited			(3,000,000)	(395,000)
Vested and outstanding at the end	19,662,000		19,662,000
Unvested at the end	0		0	14,070,000
Weighted-Average Grant-Date Fair Value
Unvested at the beginning (in dollars per share)			$ 6.80	$ 4.88
Granted (in dollars per share)			7.60	6.87
Forfeited (in dollars per share)			6.99	6.71
Unvested at the end (in dollars per share)	$ 7.12		7.12	$ 6.80
Vested and outstanding at the end (in dollars per share)	$ 0		$ 0